Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Dates
Interest Period of the Class A-1, A-2B Notes (from... to)
Collection Period (from... to)
40
15-Jan-2020
Distribution Date
31-Dec-2019
1-Dec-2019
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-Jan-2020
Record Date
14-Jan-2020
30
30
15-Jan-2020
16-Dec-2019
15-Jan-2020
15-Dec-2019
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
350,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
500,000,000.00
0.000000
12,237,523.73
12,237,523.73
0.00
Class A-3 Notes
23.002864
532,000,000.00
0.000000
115,970,000.00
2,363,228.89
113,606,771.11
Class A-4 Notes
20.377933
115,970,000.00
0.979622
128,207,523.73
113,606,771.11
14,600,752.62
Total Note Balance
1,497,970,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
3,983,277.83
38,409,669.62
166,617,193.35
38,409,669.62
Pool Balance
171,049,972.54
155,999,718.56
1,591,275,988.02
1,536,386,784.98
54,889,203.04
4,432,779.19
152,016,440.73
38,416,784.98
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,409,669.62
2.50%
2.50%
38,416,784.98
2.50%
38,409,669.62
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.750000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
1.110000%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
1.260000%
12,849.40
0.024153
12,250,373.13
23.027017
Class A-4 Notes
1.460000%
141,096.83
1.216667
2,504,325.72
21.594600
$14,754,698.85
Total
$153,946.23

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
15,429,368.85
Recoveries
0.00
14,766,218.09
15,429,368.85
35,664.47
132,256.07
471,387.64
23,842.58
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
142,541.64
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
153,946.23
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
14,600,752.62
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
15,429,368.85
532,128.36
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
142,541.64
142,541.64
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
153,946.23
153,946.23
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
12,849.40
0.00
12,849.40
thereof on Class A-4 Notes
141,096.83
0.00
141,096.83
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
153,946.23
153,946.23
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
14,600,752.62
0.00
14,600,752.62
Aggregate Principal Distributable Amount
14,600,752.62
14,600,752.62
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,840,966.96
0.00
0.00
3,840,966.96
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
18,620.19
5,222.39
5,222.39
5,222.39
23,842.58
3,840,966.96
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Pool Statistics
Principal Gross Losses
Pool Data
1,591,275,988.02
3.27%
18.61
52.30
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
171,049,972.54
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
4,263,932.32
0.00
284,035.89
155,999,718.56
17,247
18,213
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
59,357
10,502,285.77
3.09%
50.38
Pool Factor
9.80%
15.40

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
31-Dec-2019
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
155,999,718.56
17,247
100.00%
91-120 Days Delinquent
10
0.09%
135,710.13
61-90 Days Delinquent
23
0.23%
355,779.10
31-60 Days Delinquent
118
0.84%
1,305,580.17
Current
98.85%
154,202,649.16
17,096
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Loss Statistics
Average Net Loss / (Gain)
7,515.53
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.437%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.883%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
7,688,383.57
120,279.72
Principal Net Loss / (Gain)
Principal Recoveries
128,439.71
10,581,545.15
Principal Net Liquidation Proceeds
35,316.46
6,275,586.03
Principal Gross Losses
284,035.89
24,545,514.75
17
1,023
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.483%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
(0.547%)
1.032%
0.380%